Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SELECT SECTOR SPDR TRUST
Entity Central Index Key	0001064641
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000201048
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Communication Services Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Communication Services Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Communication Services Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[1]
AssetsNet	$ 23,991,561,815
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$23,991,561,815 Number of Portfolio Holdings26 Portfolio Turnover Rate23%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Entertainment	30.5%
Interactive Media & Services	27.1%
Media	24.4%
Diversified Telecommunication Services	13.1%
Wireless Telecommunication Services	4.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Meta Platforms, Inc., Class A	13.2%
Alphabet, Inc., Class A	7.7%
Alphabet, Inc., Class C	6.2%
Netflix, Inc.	4.5%
Live Nation Entertainment, Inc.	4.5%
Take-Two Interactive Software, Inc.	4.5%
Walt Disney Co.	4.5%
Warner Bros Discovery, Inc.	4.4%
AT&T, Inc.	4.4%
Electronic Arts, Inc.	4.4%

C000017594
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Consumer Discretionary Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Consumer Discretionary Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Discretionary Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[2]
AssetsNet	$ 21,211,492,061
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$21,211,492,061 Number of Portfolio Holdings50 Portfolio Turnover Rate3%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Broadline Retail	24.5%
Hotels, Restaurants & Leisure	23.8%
Specialty Retail	21.9%
Automobiles	21.8%
Textiles, Apparel & Luxury Goods	3.4%
Household Durables	3.3%
Distributors	0.5%
Auto Components	0.4%
Leisure Products	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Amazon.com, Inc.	23.5%
Tesla, Inc.	19.0%
Home Depot, Inc.	5.9%
McDonald's Corp.	4.5%
TJX Cos., Inc.	4.4%
Booking Holdings, Inc.	3.4%
Lowe's Cos., Inc.	3.3%
Starbucks Corp.	2.5%
O'Reilly Automotive, Inc.	1.9%
Marriott International, Inc., Class A	1.8%

C000017595
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Consumer Staples Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Consumer Staples Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Staples Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[3]
AssetsNet	$ 15,468,331,945
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$15,468,331,945 Number of Portfolio Holdings38 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Consumer Staples Distribution & Retail	33.5%
Beverages	19.2%
Food Products	17.1%
Household Products	16.2%
Tobacco	10.2%
Personal Products	3.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Walmart, Inc.	11.9%
Costco Wholesale Corp.	9.6%
Procter & Gamble Co.	7.3%
Coca-Cola Co.	6.4%
Philip Morris International, Inc.	5.6%
Mondelez International, Inc., Class A	4.8%
PepsiCo, Inc.	4.6%
Altria Group, Inc.	4.6%
Colgate-Palmolive Co.	4.4%
Target Corp.	3.7%

C000017596
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Energy Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Energy Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Energy Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[4]
AssetsNet	$ 43,756,309,363
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$43,756,309,363 Number of Portfolio Holdings25 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Oil, Gas & Consumable Fuels	90.9%
Energy Equipment & Services	9.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Exxon Mobil Corp.	23.8%
Chevron Corp.	17.3%
ConocoPhillips	7.2%
EOG Resources, Inc.	4.2%
SLB Ltd.	4.1%
Williams Cos., Inc.	4.1%
Valero Energy Corp.	4.0%
Phillips 66 Co.	3.9%
Marathon Petroleum Corp.	3.8%
Kinder Morgan, Inc.	3.5%

C000017597
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Financial Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Financial Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Financial Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[5]
AssetsNet	$ 48,220,501,712
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$48,220,501,712 Number of Portfolio Holdings79 Portfolio Turnover Rate2%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Financial Services	28.7%
Banks	27.7%
Capital Markets	25.5%
Insurance	13.7%
Consumer Finance	4.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Berkshire Hathaway, Inc., Class B	12.5%
JPMorgan Chase & Co.	11.2%
Visa, Inc., Class A	7.2%
Mastercard, Inc., Class A	5.8%
Bank of America Corp.	4.6%
Goldman Sachs Group, Inc.	3.6%
Wells Fargo & Co.	3.5%
Citigroup, Inc.	2.8%
Morgan Stanley	2.8%
American Express Co.	2.3%

C000017598
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Health Care Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Health Care Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[6]
AssetsNet	$ 38,772,392,385
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$38,772,392,385 Number of Portfolio Holdings62 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Pharmaceuticals	37.0%
Health Care Equipment & Supplies	18.9%
Biotechnology	18.8%
Health Care Providers & Services	16.3%
Life Sciences Tools & Services	8.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Eli Lilly & Co.	13.7%
Johnson & Johnson	11.1%
AbbVie, Inc.	7.2%
Merck & Co., Inc.	5.6%
UnitedHealth Group, Inc.	4.6%
Amgen, Inc.	3.6%
Thermo Fisher Scientific, Inc.	3.5%
Abbott Laboratories	3.4%
Gilead Sciences, Inc.	3.3%
Intuitive Surgical, Inc.	3.1%

C000017599
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Industrial Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Industrial Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Industrial Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[7]
AssetsNet	$ 28,067,973,002
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$28,067,973,002 Number of Portfolio Holdings82 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Aerospace & Defense	25.7%
Machinery	20.5%
Electrical Equipment	13.3%
Ground Transportation	9.6%
Building Products	5.4%
Commercial Services & Supplies	5.0%
Industrial Conglomerates	4.4%
Professional Services	4.2%
Air Freight & Logistics	3.7%
Construction & Engineering	3.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Caterpillar, Inc.	6.5%
General Electric Co.	5.9%
RTX Corp.	5.1%
GE Vernova, Inc.	4.7%
Boeing Co.	3.1%
Uber Technologies, Inc.	2.9%
Union Pacific Corp.	2.9%
Honeywell International, Inc.	2.8%
Deere & Co.	2.8%
Eaton Corp. PLC	2.8%

C000017600
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Materials Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Materials Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Materials Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[8]
AssetsNet	$ 6,590,163,357
Holdings Count | Holding	29
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$6,590,163,357 Number of Portfolio Holdings29 Portfolio Turnover Rate13%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Chemicals	53.0%
Metals & Mining	20.1%
Construction Materials	13.4%
Containers & Packaging	13.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Linde PLC	14.4%
Newmont Corp.	7.4%
Freeport-McMoRan, Inc.	5.3%
Corteva, Inc.	4.8%
Air Products & Chemicals, Inc.	4.7%
Sherwin-Williams Co.	4.6%
CRH PLC	4.5%
Vulcan Materials Co.	4.5%
Martin Marietta Materials, Inc.	4.4%
Nucor Corp.	4.4%

C000161049
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Real Estate Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Real Estate Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Real Estate Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[9]
AssetsNet	$ 7,398,414,552
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$7,398,414,552 Number of Portfolio Holdings33 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Specialized REITs	39.9%
Health Care REITs	16.7%
Retail REITs	13.0%
Residential REITs	12.2%
Industrial REITs	9.1%
Real Estate Management & Development	6.4%
Hotel & Resort REITs	1.4%
Office REITs	0.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc. REIT	10.2%
Prologis, Inc. REIT	9.1%
Equinix, Inc. REIT	7.1%
American Tower Corp. REIT	6.0%
Digital Realty Trust, Inc. REIT	4.6%
Simon Property Group, Inc. REIT	4.6%
CBRE Group, Inc., Class A	4.5%
Ventas, Inc. REIT	4.4%
Realty Income Corp. REIT	4.4%
Public Storage REIT	4.2%

C000017601
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Technology Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Technology Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Technology Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[10]
AssetsNet	$ 84,237,865,957
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$84,237,865,957 Number of Portfolio Holdings76 Portfolio Turnover Rate5%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	42.1%
Software	26.6%
Technology Hardware, Storage & Peripherals	17.2%
Communications Equipment	5.6%
Electronic Equipment, Instruments & Components	4.4%
IT Services	4.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	15.5%
Apple, Inc.	13.6%
Microsoft Corp.	10.1%
Broadcom, Inc.	5.4%
Micron Technology, Inc.	3.4%
Palantir Technologies, Inc., Class A	3.0%
Advanced Micro Devices, Inc.	3.0%
Cisco Systems, Inc.	2.7%
Applied Materials, Inc.	2.4%
Lam Research Corp.	2.4%

C000017602
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Utilities Select Sector SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ETF
Trading Symbol	XLU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Utilities Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.
Additional Information Phone Number	1-866-732-8673
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Utilities Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[11]
AssetsNet	$ 24,249,195,820
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 3/31/2026

Total Net Assets$24,249,195,820 Number of Portfolio Holdings34 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Electric Utilities	65.7%
Multi-Utilities	26.0%
Independent Power and Renewable Electricity Producers	4.1%
Gas Utilities	2.1%
Water Utilities	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NextEra Energy, Inc.	13.6%
Southern Co.	7.5%
Duke Energy Corp.	7.2%
Constellation Energy Corp.	6.1%
American Electric Power Co., Inc.	5.0%
Sempra	4.5%
Dominion Energy, Inc.	3.7%
Entergy Corp.	3.6%
Exelon Corp.	3.5%
Vistra Corp.	3.4%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.